First Trust Nasdaq Semiconductor ETF Investment Objectives and Goals - First Trust Nasdaq Semiconductor ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Nasdaq Semiconductor ETF (FTXL)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Nasdaq Semiconductor ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq US Smart SemiconductorTM Index (the “Index”).